Commitments - Additional Information (Detail)			12 Months Ended
	Jun. 27, 2018 USD ($)	Apr. 03, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of commitments [line items]
Net Revenue | €			€ 6,000		€ 3,115,000	€ 3,540,000
Royalties percentage on its direct net sales			2.00%	2.00%
Bottom of range [member]
Disclosure of commitments [line items]
Percentage of revenue			23.00%	23.00%
Top of range [member]
Disclosure of commitments [line items]
Percentage of revenue			5.00%	5.00%
CorQuest Inc [member]
Disclosure of commitments [line items]
Share Purchase Agreement Date			Nov. 05, 2014	Nov. 05, 2014
CorQuest Inc [member] | Bottom of range [member]
Disclosure of commitments [line items]
Net Revenue | €			€ 10,000,000
CorQuest Inc [member] | Top of range [member]
Disclosure of commitments [line items]
Earn-Out royalty | €			0.04
Net Revenue | €			10,000,000
Corquest Medical Inc [member] | Bottom of range [member]
Disclosure of commitments [line items]
Earn-Out royalty | €			€ 0.02
Celdara Medical [member]
Disclosure of commitments [line items]
Share Purchase Agreement Date			Jan. 21, 2015	Jan. 21, 2015
Celdara Medical [member] | Scenario one [member] | Oncyte LLC
Disclosure of commitments [line items]
Cumulative worldwide net sales				$ 250,000,000
Celdara Medical [member] | Scenario one [member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Percentage of cumulative net sales of products by affiliates and sublicensees based on cumulative worldwide net sales			5.00%	5.00%
Celdara Medical [member] | Scenario two [Member] | Oncyte LLC
Disclosure of commitments [line items]
Cumulative worldwide net sales				$ 500,000,000
Celdara Medical [member] | Scenario two [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Percentage of cumulative net sales of products by affiliates and sublicensees based on cumulative worldwide net sales			6.00%	6.00%
Celdara Medical [member] | Scenario three [Member] | Oncyte LLC
Disclosure of commitments [line items]
Cumulative worldwide net sales				$ 1,000,000,000
Celdara Medical [member] | Scenario three [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Percentage of cumulative net sales of products by affiliates and sublicensees based on cumulative worldwide net sales			7.00%	7.00%
Celdara Medical [member] | Scenario four [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Percentage of cumulative net sales of products by affiliates and sublicensees based on cumulative worldwide net sales			8.00%	8.00%
Celdara Medical [member] | first patient of a Phase II trial [Member]
Disclosure of commitments [line items]
Development and regulatory milestones on other preclinical products				$ 4,000,000
Development and regulatory milestones				6,000,000
Celdara Medical [member] | first patient of the second cohort of the Phase I trial [Member]
Disclosure of commitments [line items]
Development and regulatory milestones				5,000,000
Celdara Medical [member] | first patient of a Phase III trial [Member]
Disclosure of commitments [line items]
Development and regulatory milestones on other preclinical products				6,000,000
Development and regulatory milestones				9,000,000
Celdara Medical [member] | First regulatory approval of CAR-T NKR-2 [Member]
Disclosure of commitments [line items]
Development and regulatory milestones on other preclinical products				10,000,000
Development and regulatory milestones				11,000,000
Celdara Medical [member] | CAR-T NKR-2 is approved for commercialization in the US [Member]
Disclosure of commitments [line items]
Development and regulatory milestones on other preclinical products				15,000,000
Development and regulatory milestones				14,000,000
Celdara Medical [member] | IND to FDA [member]
Disclosure of commitments [line items]
Development and regulatory milestones on other preclinical products				1,500,000
Celdara Medical [member] | Bottom of range [member] | Scenario one [member] | Oncyte LLC
Disclosure of commitments [line items]
Amount of cumulative net sales of products from acquired entity based on first cumulative worldwide net sales				15,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario one [member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Cumulative worldwide net sales				250,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario two [Member] | Oncyte LLC
Disclosure of commitments [line items]
Amount of cumulative net sales of products from acquired entity based on first cumulative worldwide net sales				25,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario two [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Cumulative worldwide net sales				500,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario three [Member] | Oncyte LLC
Disclosure of commitments [line items]
Amount of cumulative net sales of products from acquired entity based on first cumulative worldwide net sales				40,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario three [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Cumulative worldwide net sales				500,000,000
Celdara Medical [member] | Top of range [member] | Scenario two [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Cumulative worldwide net sales				250,000,000
Celdara Medical [member] | Top of range [member] | Scenario three [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Cumulative worldwide net sales				1,000,000,000
Celdara Medical [member] | Top of range [member] | Scenario four [Member] | Affiliates and sublicensees [member]
Disclosure of commitments [line items]
Cumulative worldwide net sales				$ 1,000,000,000
Horizon Discovery Limited [Member] | Royalty [Member]
Disclosure of commitments [line items]
Percent of net sales	2.00%	1.50%
Horizon Discovery Limited [Member] | Sublicense Royalties [Member]
Disclosure of commitments [line items]
Percent of net sales		1.25%
Horizon Discovery Limited [Member] | Upfront Payments [Member]
Disclosure of commitments [line items]
Percent of net sales	15.00%
Horizon Discovery Limited [Member] | Exercise Of The Option 8 [Member]
Disclosure of commitments [line items]
Development and regulatory milestones		$ 100,000
Horizon Discovery Limited [Member] | First Effective IND Filed Relating To Product 9 [Member]
Disclosure of commitments [line items]
Development and regulatory milestones		100,000
Horizon Discovery Limited [Member] | Filing For The First Phase 2 Clinical Trial Relating To First Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones		200,000
Horizon Discovery Limited [Member] | Filing For The First Phase 3 Clinical Trial Relating To First Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones		400,000
Horizon Discovery Limited [Member] | Filing Of The First MAA or NDA Relating To First Product [Member]
Disclosure of commitments [line items]
Development and regulatory milestones	$ 2,000,000	1,250,000
Horizon Discovery Limited [Member] | First MAA or NDA Approval For The First Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	3,000,000	$ 2,000,000
Horizon Discovery Limited [Member] | Exercise Of The Option 10 [member]
Disclosure of commitments [line items]
Development and regulatory milestones	1,250,000
Horizon Discovery Limited [Member] | First Effective IND Filed Relating To First Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	200,000
Horizon Discovery Limited [Member] | Enrollment Of First Patient Phase 2 Relating To First Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	500,000
Horizon Discovery Limited [Member] | Enrollment Of First Patient Phase 3 Relating To First Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	800,000
Horizon Discovery Limited [Member] | First Effective IND Filed Relating To Second Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	200,000
Horizon Discovery Limited [Member] | Enrollment Of First Patient Phase 2 Relating To Second Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	400,000
Horizon Discovery Limited [Member] | Enrollment Of First Patient Phase 3 Relating To Second Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	450,000
Horizon Discovery Limited [Member] | Filing Of The First MAA or NDA Relating To Second Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	700,000
Horizon Discovery Limited [Member] | First MAA or NDA Approval For The Second Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	2,000,000
Horizon Discovery Limited [Member] | First Effective IND Filed Relating To Third Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	100,000
Horizon Discovery Limited [Member] | Enrollment Of First Patient Phase 2 Relating To Third Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	200,000
Horizon Discovery Limited [Member] | Enrollment Of First Patient Phase 3 Relating To Third Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	250,000
Horizon Discovery Limited [Member] | Filing Of The First MAA or NDA Relating To Third Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	300,000
Horizon Discovery Limited [Member] | First MAA or NDA Approval For The Third Product [member]
Disclosure of commitments [line items]
Development and regulatory milestones	$ 1,000,000